Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Investments All Other Investments [Abstract]
Carrying Amount and Fair Value of the Company's Financial Instruments

The following table sets forth the carrying amount and fair value of the Company’s financial instruments included in the consolidated statement of financial condition as of December 31:

As of December 31, 2013

(Dollar amounts in thousands)
	Carrying Amount	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)	Total Fair Value
Financial assets:
Cash and cash equivalents	$16,214	$16,214	$-	$-	$16,214
Securities	1,063,016	1,921	1,023,886	37,209	1,063,016
Securities receivable	654	654	-	-	654
Loans receivable	695,636	-	-	707,919	707,919
Accrued interest receivable	7,345	7,345	-	-	7,345
FHLB stock	15,436	15,436	-	-	15,436
Bank owned life insurance	30,595	30,595	-	-	30,595
Interest rate cap contracts	717	-	717	-	717
Financial liabilities:
Deposits	1,222,767	577,040	-	652,395	1,229,435
Borrowed funds	441,144	-	151,942	303,436	455,378
Junior subordinated notes	36,083	-	25,258	-	25,258
Advance payment by borrowers for taxes and insurance	2,659	2,659	-	-	2,659
Accrued interest payable	1,046	1,046	-	-	1,046
Interest rate swap contracts	3,870	-	3,870	-	3,870

As of December 31, 2012
(Dollar amounts in thousands)
	Carrying Amount	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level I)	Significant Other Observable Inputs (Levell II)	Significant Unobservable Inputs (Level III)	Total Fair Value
Financial assets:
Cash and cash equivalents	$15,064	$15,064	$-	$-	$15,064
Securities	1,110,776	1,818	1,072,779	36,179	1,110,776
Securities receivable	1,277	1,277	-	-	1,277
Loans receivable	672,086	-	-	702,206	702,206
Accrued interest receivable	8,068	8,068	-	-	8,068
FHLB stock	15,077	15,077	-	-	15,077
Bank owned life insurance	30,025	30,025	-	-	30,025
Interest rate cap contracts	90	-	90	-	90
Financial liabilities:
Deposits	1,178,057	546,298	-	641,430	1,187,728
Borrowed funds	484,556	-	260,333	249,550	509,883
Junior subordinated notes	46,393	-	25,001	-	25,001
Advance payment by borrowers for taxes and insurance	2,619	2,619	-	-	2,619
Accrued interest payable	1,344	1,344	-	-	1,344
Interest rate swap contracts	5,743	-	5,743	-	5,743